OTHER (INCOME) EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER (INCOME) EXPENSES [Abstract]
OTHER (INCOME) EXPENSES
NOTE 15:-	OTHER (INCOME) EXPENSES

	Year ended December 31,
	2012	2011	2010
	$	$	$

Gain on prior years subcontract provision	(323)	-	-
Capital loss on disposal of property and equipment	-	6	-
Doubtful debt provision	1,595
Gain on extinguishment of debts (*)	(187)	(143)	(124)
Capital gain on sale of subsidiary	-	-	(272)
Net total	1,085	(137)	(396)

(*)	Comprised of the capital gain on extinguishment of working capital related liabilities (employees, service providers etc.). See also Note 1.

Bad debt

The following is a summary of the allowance for doubtful accounts related to accounts receivable for the years ended December 31:

	Balance at beginning	provision	Balance at end
	of period	of period	of period
	USD
	(in thousands)

2010	3,470	(1,937)	1,553
2011	1,553	(1,419)	134
2012	134	1,592	1,726